CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Trade sales, services and fees, net	$ 642	$ 567	$ 1,301	$ 1,120
Cost of goods sold	573	518	1,169	1,018
Operating expenses:
Selling, general and administrative	37	40	76	79
Restructuring, impairment, and plant closing and transition costs	5	11	16	25
Other operating (income) expense, net	(7)	3	(4)	8
Total operating expenses	35	54	88	112
Operating income (loss)	34	(5)	44	(10)
Interest expense	(17)	(17)	(35)	(35)
Interest income	4	3	7	6
Other income, net	88	2	91	7
Income (loss) before income taxes	109	(17)	107	(32)
Income tax expense	(14)	(5)	(14)	(10)
Net income (loss)	95	(22)	93	(42)
Net income attributable to noncontrolling interests	(2)	(1)	(3)	(2)
Net income (loss) attributable to Venator	$ 93	$ (23)	$ 90	$ (44)
Per Share Data:
Income (loss) attributable to Venator Materials PLC ordinary shareholders, basic (in dollars per share)	$ 0.86	$ (0.21)	$ 0.83	$ (0.41)
Income (loss) attributable to Venator Materials PLC ordinary shareholders, diluted (in dollars per share)	$ 0.86	$ (0.21)	$ 0.83	$ (0.41)